Lease - Summary of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Maturities of lease liabilities
2020		$ 4,595
Remainder 2020	$ 2,665
2021	4,229	3,910
2022	3,293	3,039
2023	1,641	1,333
2024	1,474	1,379
Thereafter	2,135	1,787
Total lease payments	15,437	16,043
Less: imputed interest	(805)	(715)
Present value of minimum operating lease payments	$ 14,632	$ 15,328